UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

U.S. Global GO GOLD and Precious Metal Miners ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Australia - 11.6%
436,450	OceanaGold Corporation	$1,139,840
1,456,577	Perseus Mining, Ltd. (a)	688,182
881,612	Ramelius Resources, Ltd.	669,425
1,015,191	Silver Lake Resources, Ltd. (a)	640,665
352,645	St Barbara, Ltd.	690,252
		3,828,364
	Canada - 59.4%
128,027	Centerra Gold, Inc. (a)	1,088,111
63,389	Detour Gold Corporation (a)	930,608
36,434	Franco-Nevada Corporation	3,321,323
695,742	K92 Mining, Inc. (a)	1,118,565
214,615	Kinross Gold Corporation (a)	987,229
112,865	North American Palladium, Ltd.	1,512,137
116,129	Osisko Gold Royalties, Ltd.	1,080,000
1,106,175	Roxgold, Inc.	876,691
241,875	Sandstorm Gold Ltd. (a)	1,364,175
298,774	SEMAFO, Inc.	958,440
334,611	Silvercorp Metals, Inc.	1,301,637
251,550	Teranga Gold Corporation (a)	926,568
74,569	Torex Gold Resources, Inc. (a)	924,197
122,908	Wheaton Precious Metals Corporation	3,225,106
		19,614,787
	Egypt - 2.0%
430,067	Centamin plc	664,684

	Peru - 2.0%
267,250	Hochschild Mining plc	673,621

	Russian Federation - 2.0%
248,262	Highland Gold Mining, Ltd.	657,506

	South Africa - 9.6%
64,222	African Rainbow Minerals, Ltd.	596,805
415,729	Harmony Gold Mining Company, Ltd. - ADR	1,180,670
123,824	Impala Platinum Holdings, Ltd. (a)	779,000
4,182,594	Pan African Resources plc	599,289
		3,155,764
	United States - 13.1%
585,789	Argonaut Gold, Inc. (a)	928,525
27,569	Royal Gold, Inc.	3,396,777
		4,325,302
	TOTAL COMMON STOCKS (Cost $30,985,412)	32,920,028

	SHORT-TERM INVESTMENTS - 0.3%
93,055	Fidelity® Investments Money Market Funds - Government Portfolio, Class I - 1.86%*	93,055
	TOTAL SHORT-TERM INVESTMENTS (Cost $93,055)	93,055
	TOTAL INVESTMENTS - 100.0% (Cost $31,078,467)	33,013,083
	Other Assets in Excess of Liabilities - 0.0%+	11,801
	NET ASSETS - 100.0%	$33,024,884

	Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
ADR	American Depositary Receipt.

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

*	Rate shown is the annualized seven-day yield as of September 30, 2019.
+	Represents less than 0.05% of net assets.

U.S. Global Jets ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.8%
	Australia - 1.0%
119,632	Qantas Airways, Ltd.	$507,890

	Canada - 1.0%
15,807	Air Canada (a)	515,546

	Finland - 1.0%
71,738	Finnair OYJ	501,596

	France - 2.0%
50,666	Air France - KLM (a)	530,257
342	Dassault Aviation SA	483,848
		1,014,105
	Germany - 1.0%
31,631	Deutsche Lufthansa AG	502,665

	Greece - 1.1%
60,403	Aegean Airlines SA	533,276

	Ireland - 1.1%
8,301	Ryanair Holdings plc - ADR (a)	551,020

	Japan - 1.0%
16,134	Japan Airlines Company, Ltd.	479,282

	Mexico - 2.0%
10,758	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	511,542
3,303	Grupo Aeroportuario del Sureste SAB de CV - ADR	503,708
		1,015,250
	New Zealand - 1.1%
296,215	Air New Zealand, Ltd.	519,373

	Sweden - 1.0%
374,509	SAS AB (a)	477,074

	Switzerland - 1.1%
11,841	Wizz Air Holdings plc (a)	526,309

	Turkey - 2.1%
30,043	Celebi Hava Servisi AS	528,027
124,127	TAV Havalimanlari Holding AS	518,753
		1,046,780
	United Kingdom - 3.4%
52,057	Dart Group plc	585,657
41,357	easyJet plc	584,778
91,289	International Consolidated Airlines Group SA	533,158
		1,703,593

	United States - 78.9%
69,929	Air Transport Services Group, Inc. (a)	1,469,908
31,193	Alaska Air Group, Inc.	2,024,738
13,460	Allegiant Travel Company	2,014,424
205,041	American Airlines Group, Inc.	5,529,956
4,091	Boeing Company	1,556,503
103,702	Delta Air Lines, Inc.	5,973,235
55,069	Hawaiian Holdings, Inc.	1,446,112
118,538	JetBlue Airways Corporation (a)	1,985,512
207,276	Mesa Air Group, Inc. (a)	1,398,077
34,316	SkyWest, Inc.	1,969,738
111,909	Southwest Airlines Company	6,044,204
52,889	Spirit Airlines, Inc. (a)	1,919,871
68,782	United Airlines Holdings, Inc. (a)	6,081,016
		39,413,294
	TOTAL COMMON STOCKS (Cost $56,342,870)	49,307,053

	PREFERRED STOCKS - 0.9%
	Brazil - 0.9%
29,287	Gol Linhas Aereas Inteligentes SA - ADR	453,070
	TOTAL PREFERRED STOCKS (Cost $156,952)	453,070

	SHORT-TERM INVESTMENTS - 0.3%
167,194	Fidelity ® Investments Money Market Funds - Government Portfolio, Class I - 1.86%*	167,194
	TOTAL SHORT-TERM INVESTMENTS (Cost $167,194)	167,194
	TOTAL INVESTMENTS - 100.0% (Cost $56,667,016)	49,927,317
	Other Assets in Excess of Liabilities - 0.0%+	12,611
	NET ASSETS - 100.0%	$49,939,928

	Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
ADR	American Depositary Receipt.

To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

*	Rate shown is the annualized seven-day yield as of September 30, 2019.
+	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at September 30, 2019 (Unaudited):

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2019:

	U.S. Global Jets ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$49,307,053	$-	$-	$49,307,053
Preferred Stocks	453,070	-	-	453,070
Short-Term Investments	167,194	-	-	167,194
Total Investments in Securities	$49,927,317	$-	$-	$49,927,317

	U.S. Global GO GOLD and Precious Metal Miners ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$32,920,028	$-	$-	$32,920,028
Short-Term Investments	93,055	-	-	93,055
Total Investments in Securities	$33,013,083	$-	$-	$33,013,083
^ See Schedule of Investments for breakout of investments by country.

For the period ended September 30, 2019, the Funds did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ETF Series Solutions

By (Signature and Title)*     /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date         11/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date         11/25/2019

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         11/25/2019

* Print the name and title of each signing officer under his or her signature.